Cover	Aug. 31, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2021
Entity File Number	001-39603
Entity Registrant Name	Petra Acquisition Inc.
Entity Central Index Key	0001810560
Entity Tax Identification Number	84-3898466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 West 21st Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(917)
Local Phone Number	622-5800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, $0.001 par value (the “Common Stock”), and one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.001 par value (the “Common Stock”), and one redeemable warrant
Trading Symbol	PAICU
Security Exchange Name	NASDAQ
Common Stock included as part of the units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock included as part of the units
Trading Symbol	PAIC
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Common Stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Common Stock at an exercise price of $11.50 per share
Trading Symbol	PAICW
Security Exchange Name	NASDAQ